Exhibit 99.1

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: October 10, 2008

DATES
Cutoff Date	2/29/2008
Closing Date	3/31/2008
Collection Period	7
Collection Period Beginning Date	9/01/2008
Collection Period Ending Date	9/30/2008
LIBOR Determination Date	9/11/2008
Payment Date	10/15/2008

I DEAL SUMMARY

	Initial Balance	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance	Note Factor	Final Maturity
Class A-1 Notes	$201,000,000.00	$43,895,137.43	$22,099,500.96	$21,795,636.47	0.10844	4/15/2009
Class A-2-A Notes	$102,000,000.00	$102,000,000.00	$0.00	$102,000,000.00	1.00000	2/15/2011
Class A-2-B Notes	$143,000,000.00	$143,000,000.00	$0.00	$143,000,000.00	1.00000	2/15/2011
Class A-3-A Notes	$157,000,000.00	$157,000,000.00	$0.00	$157,000,000.00	1.00000	1/17/2012
Class A-4-A Notes	$117,000,000.00	$117,000,000.00	$0.00	$117,000,000.00	1.00000	1/15/2013
Class A-4-B Notes	$30,000,000.00	$30,000,000.00	$0.00	$30,000,000.00	1.00000	1/15/2013
Class B Notes	$20,925,000.00	$20,925,000.00	$0.00	$20,925,000.00	1.00000	12/15/2015
Class C Notes	$20,514,000.00	$20,514,000.00	$0.00	$20,514,000.00	1.00000	12/15/2015
Class D Notes	$23,386,000.00	$23,386,000.00	$0.00	$23,386,000.00	1.00000	12/15/2015

Total Securities	$814,825,000.00	$657,720,137.43	$22,099,500.96	$635,620,636.47	0.78007

Overcollateralization	$5,748,733.90	$13,539,466.61		$13,539,466.61
Reserve Account Balance	$2,051,422.03	$2,066,523.88		$2,069,537.56
Net Pool Balance	$820,573,733.90	$671,259,604.04		$649,160,103.08

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	2.73023%	$43,895,137.43	$99,869.85
Class A-2-A Notes	3.58000%	$102,000,000.00	$304,300.00
Class A-2-B Notes (1ML + 1.25%)	3.73750%	$143,000,000.00	$445,385.42
Class A-3-A Notes	4.07000%	$157,000,000.00	$532,491.67
Class A-4-A Notes	4.81000%	$117,000,000.00	$468,975.00
Class A-4-B Notes (1ML + 2.00%)	4.48750%	$30,000,000.00	$112,187.50
Class B Notes	5.51000%	$20,925,000.00	$96,080.63
Class C Notes	6.08000%	$20,514,000.00	$103,937.60
Class D Notes	6.66000%	$23,386,000.00	$129,792.30

		$657,720,137.43	$2,293,019.96

	Principal Payments per $1,000 of Original Face Amount	Interest Payments per $1,000 of Original Face Amount	Total Payments per $1,000 of Original Face Amount
Class A-1 Notes	$109.95	$0.50	$110.44
Class A-2-A Notes	$0.00	$2.98	$2.98
Class A-2-B Notes	$0.00	$3.11	$3.11
Class A-3-A Notes	$0.00	$3.39	$3.39
Class A-4-A Notes	$0.00	$4.01	$4.01
Class A-4-B Notes	$0.00	$3.74	$3.74
Class B Notes	$0.00	$4.59	$4.59
Class C Notes	$0.00	$5.07	$5.07
Class D Notes	$0.00	$5.55	$5.55

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: October 10, 2008

II AVAILABLE FUNDS

Interest Collections	$4,799,550.85
Principal Collections	$20,771,951.69
Liquidation Proceeds	$347,129.71
Recoveries	$158,352.06
Total Fees Advanced to Servicer	$(36,323.64)

Total Collections	26,040,660.67

Repurchase Amounts Related to Principal	$0.00
Repurchase Amounts Related to Interest	$0.00

Total Repurchases	$0.00

Reserve Account Draw Amount	$0.00
Net Swap Receipt - Class A-2-B	$13,406.25
Net Swap Receipt - Class A-4-B	$0.00
Total Net Swap Receipts	$13,406.25

Total Available Funds	$26,054,066.92

III DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fees	$279,691.50	$279,691.50	$0.00	$0.00	$25,774,375.42
Net Swap Payment - Class A-2-B	$0.00	$0.00	$0.00	$0.00	$25,774,375.42
Net Swap Payment - Class A-4-B	$9,937.50	$9,937.50	$0.00	$0.00	$25,764,437.92
Senior Swap Termination Payments	$0.00	$0.00	$0.00	$0.00	$25,764,437.92
Class A-1 Note Interest	$99,869.85	$99,869.85	$0.00	$0.00	$25,664,568.07
Class A-2-A Note Interest	$304,300.00	$304,300.00	$0.00	$0.00	$25,360,268.07
Class A-2-B Note Interest	$445,385.42	$445,385.42	$0.00	$0.00	$24,914,882.65
Class A-3-A Note Interest	$532,491.67	$532,491.67	$0.00	$0.00	$24,382,390.98
Class A-4-A Note Interest	$468,975.00	$468,975.00	$0.00	$0.00	$23,913,415.98
Class A-4-B Note Interest	$112,187.50	$112,187.50	$0.00	$0.00	$23,801,228.48
First Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$23,801,228.48
Class B Note Interest	$96,080.63	$96,080.63	$0.00	$0.00	$23,705,147.86
Second Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$23,705,147.86
Class C Note Interest	$103,937.60	$103,937.60	$0.00	$0.00	$23,601,210.26
Third Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$23,601,210.26
Class D Note Interest	$129,792.30	$129,792.30	$0.00	$0.00	$23,471,417.96
Fourth Allocation of Principal	$8,560,034.35	$8,560,034.35	$0.00	$0.00	$14,911,383.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,911,383.61
Regular Principal Distribution Amount	$13,539,466.61	$13,539,466.61	$0.00	$0.00	$1,371,917.00
Subordinated Swap Termination Payments	$0.00	$0.00	$0.00	$0.00	$1,371,917.00
Owner & Indenture Trustee Fees	$0.00	$0.00	$0.00	$0.00	$1,371,917.00
Remaining Funds to Residual Certificateholder	$1,371,917.00	$1,371,917.00	$0.00	$0.00	$(0.00)

	$26,054,066.92	$26,054,066.92

Principal Payment:

First Allocation of Principal		$0.00
Second Allocation of Principal		$0.00
Third Allocation of Principal		$0.00
Fourth Allocation of Principal		$8,560,034.35
Regular Principal Distribution Amount		$13,539,466.61

Total		$22,099,500.96

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: October 10, 2008

IV POOL INFORMATION

	Initial Period	Beginning of Current Period	End of Current Period	Pool Factor
Pool Balance	$820,573,733.90	$671,259,604.04	$649,160,103.08	0.791105
Number of Receivables Outstanding	50,188	45,598	44,861
Weighted Average Contract Rate	8.2025	8.2197	8.2201
Weighted Average Remaining Term (mos)	57	52	51

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$2,051,422.03
Target Credit Enhancement Overcollateralization Amount	$13,539,466.61
Beginning Period Overcollateralization Amount	$13,539,466.61
Ending Period Overcollateralization Amount	$13,539,466.61

Overcollateralization Shortfall	$0.00

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$2,051,422.03
Beginning Reserve Account Balance	$2,066,523.88
Reserve Account Deposits Made	$3,013.68
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$2,069,537.56

VII LOSS & DELINQUENCY INFORMATION

	# of Receivables	Amount
Realized Losses for Collection Period	78	$980,419.56
(Recoveries for Collection Period)	21	$158,352.06

Losses Net of Recoveries for Collection Period	57	$822,067.50
Annualized Losses Net of Recoveries for Collection Period as % of Ending Pool Balance		0.1002%

Cumulative Losses Net of Recoveries for All Collection Period	240	3,540,250.86
Cumulative Losses Net of Recoveries as % of Initial Pool Balance		0.4314%

Receivables 30-59 Days Delinquent	389	$6,753,794.57
As % of Ending Pool Balance	0.87%	1.04%

Receivables 60-89 Days Delinquent	74	$1,142,425.30
As % of Ending Pool Balance	0.16%	0.18%

Receivables 90+ Days Delinquent	70	$969,563.44
As % of Ending Pool Balance	0.16%	0.15%

Total Delinquencies	533	$8,865,783.31
As % of Ending Pool Balance	1.19%	1.37%

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